Organization and Business Background	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Organization and Business Background

Plastec Technologies, Ltd. (“Company”) (formerly known as “GSME Acquisition Partners I”), incorporated under the laws of Cayman Islands on March 27, 2008, and its subsidiaries (where the context permits, references to the “Company” below shall include references to its subsidiaries collectively as a group) are principally engaged in the provision of integrated plastic manufacturing services from mold design and fabrication, plastic injection manufacturing to secondary-process finishing as well as parts assembly. The Company’s manufacturing activities are performed in the People’s Republic of China (the “PRC” or “China”). The selling and administrative activities are mainly performed in China, and in Hong Kong.

As of April 30, 2012, details of the Company’s subsidiaries are as follows:

Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities
Allied Sun Corporation Limited	August 20, 2008	Hong Kong	100%	Investment holding
Broadway Industrial Holdings Limited	August 17, 2005	BVI	100%	Manufacturing of plastic parts of electronic appliances
Broadway Industrial Holdings Limited	March 22, 2006	Hong Kong	100%	Investment holding
Broadway Industries (Thailand) Co., Ltd.	August 2, 2011	Thailand	100%	Investment holding
Broadway Manufacturing Company Limited	August 17, 2005	BVI	100%	Property investment
Broadway Precision Co. Limited (previously named, Sun Luck Trading Limited)	March 18, 2010	Hong Kong	100%	Investment holding
Broadway Precision Industrial (Kunshan) Ltd.	August 26, 2008	PRC	100%	Manufacturing of plastic parts of electronic appliances
Broadway Precision Technology Limited	April 28, 2011	Hong Kong	100%	Dormant
Broadway Precision Technology Ltd. (previously named, Pan Sino International Limited)	February 8, 2011	BVI	100%	Manufacturing of plastic parts of electronic appliances
Dongguan Sun Chuen Plastic Products Co., Ltd. (“Dongguan Sun Chuen”)	December 8, 2004	PRC	100%	Manufacturing of plastic parts of electronic appliances
Heyuan Sun Line Industrial Ltd. (“Heyuan Sun Line”)	February 20, 2004	PRC	100%	Manufacturing of plastic parts of electronic appliances
New Skill Holdings Limited	March 29, 2004	Samoa	100%	Investment holding
Plastec International Holdings Limited	February 18, 2004	BVI	100%	Investment holding
Source Wealth Limited	March 18, 2010	Hong Kong	100%	Investment holding
Sun Line Industrial Limited	April 27, 1993	Hong Kong	100%	Manufacturing of plastic products and provision of silk printing service
Sun Line (Macao Commercial Offshore) Company Limited	August 13, 2004	Macau	100%	Trading of plastic products
Sun Line Precision Industrial (Zhuhai) Ltd.	October 10, 2008	PRC	100%	Manufacturing of plastic parts of electronic appliances
Sun Line Precision Ltd. (previously named, “Fast Achieve Enterprises Ltd.”)	March 10, 2004	BVI	100%	Dormant
Sun Ngai Spraying and Silk Print Co., Ltd.	July 25, 1995	BVI	100%	Provision of spraying and silk printing services
Sun Ngai Spraying and Silk Print (HK) Co., Limited	March 22, 2006	Hong Kong	100%	Dormant
Sun Terrace Industries Limited	March 2, 2004	BVI	100%	Investment holding

The Merger Transaction with Plastec International Holdings Limited

On March 27, 2008, Company was established as a special purpose acquisition company whose objective is to consummate an acquisition, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses located in the PRC.

On August 6, 2010, Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with GSME Acquisition Partners I Sub Limited (“GSME Sub”), Plastec International Holdings Limited (“Plastec”) and all former shareholders of Plastec (“Plastec Shareholders”) (together, the “Parties”). Upon the consummation of the transactions contemplated by the Merger Agreement, GSME Sub was to be merged with and into Plastec, with Plastec surviving as a wholly-owned subsidiary of the Company (the “Merger”). The Plastec Shareholders were then entitled to receive up to an aggregate of 16,948,053 ordinary shares, par value US$0.001 per share, of the Company.

On September 13, 2010, in connection with the Merger, the Parties entered into an Amended and Restated Agreement and Plan of Reorganization (the “Amended and Restated Merger Agreement”) to, amongst other matters, revise the terms of the merger consideration to be paid to the Plastec Shareholders. Pursuant to the Amended and Restated Merger Agreement, upon consummation of the Merger, the Plastec Shareholders became entitled to receive up to an aggregate of 16,778,571 ordinary shares of the Company, of which 7,054,583 shares were issued to the Plastec Shareholders on the closing of the Merger and the remaining of up to 9,723,988 shares (2,944,767, 3,389,610 and 3,389,611 shares for 2011, 2012 and 2013 respectively) (the “Earnout Shares”) will be issued to the Plastec Shareholders, if Plastec has net income as defined in the Amended and Restated Merger Agreement in the following amounts for the indicated years ending April 30 below:

Year ending April 30,	Net Income
HK$
2011	130,700
2012	176,000
2013	250,000

At the Special Meeting held on December 10, 2010, the merger proposal was approved by the shareholders. On December 16, 2010, the Company consummated the transactions contemplated by the Amended and Restated Merger Agreement, pursuant to which, amongst other things, Plastec became a wholly owned subsidiary of the Company (the “Merger Transaction”). The Merger Transaction was accounted for as a reverse acquisition with Plastec being considered the accounting acquirer in the Merger.

The completion of the Merger enabled the Plastec Shareholders to obtain a majority voting interest in the Company. Generally accepted accounting principles in the United States require that a company whose shareholders retain the majority interest in a combined business be treated as the acquirer for accounting purposes. Accordingly, the aforementioned Merger Transaction was accounted for as a reverse acquisition of a private operating company (Plastec) with a non-operating public company (the Company) with significant amount of cash. The reverse acquisition process utilizes the capital structure of the Company and the assets and liabilities of Plastec are recorded at historical cost. The transaction was recorded as a recapitalization of Plastec and thus was reflected retrospectively in Plastec’s historical financial statements. Although Plastec is deemed to be the accounting acquirer for financial accounting and reporting purposes, the legal status of Plastec as the surviving company did not change.

Under the reverse acquisition accounting, the historical consolidated financial statements of the Company for the periods prior to December 16, 2010 are those of Plastec and its subsidiaries. Since Plastec is deemed as accounting acquirer, Plastec’s fiscal year replaced the Company’s fiscal year. The fiscal year end is changed from October 31 to April 30. The financial statements of the Company reflect the aforementioned Merger Transaction in the consolidated statement of shareholders’ equity through a line of “Recapitalization in connection with the reverse merger” to present the net assets of the Company as of December 16, 2010. The net assets of the Company as of December 16, 2010 were as follows:

Net assets acquired:	HK$
Cash	58,160
Accounts payable and accrued liabilities	(1,524)
56,636

On April 30, 2011, the Parties entered into an amendment to the Amended and Restated Merger Agreement to remove the provisions of Earnout Shares and issued an aggregate of 7,486,845 ordinary shares of the Company to the Plastec Shareholders on April 30, 2011.

Purchase of equity securities by the issuer

Prior to November 2011, Company has no plans or programs for the purchase of its outstanding securities. However, in connection with the Merger, holders of 2,615,732 of Company public shares elected to exercise their conversion rights (for a description of these rights, see the IPO Prospectus and the Merger Proxy Statement) and, upon the closing of the Merger, such shares were converted into an average $10.30 (including proceeds that were originally to be from a letter of credit provided by Cohen & Company Securities, LLC but were ultimately paid by Company) in cash and were cancelled. Under Cayman Islands law, such conversions are technically considered “repurchases.”

In November 2011, Board of Directors of Company approved a U.S.$5 million share repurchase program expiring initially in June 2012 but now extended through December 2012 (“2011 Repurchase Program”). Under the 2011 Repurchase Program, Company may make share repurchases from time to time in open market or in privately negotiated transactions. The timing of repurchases under this program will depend on a variety of factors, including price and market conditions prevailing from time to time, and the program may be suspended, modified or discontinued without notice at any time.

The following table summarizes the Company’s repurchases of its ordinary shares to date under our 2011 Repurchase Program:

Period	Total number of ordinary shares purchased	Total number of ordinary shares purchased as part of the publicly announced repurchase plan
Feb 2012	4,000	4,000
June 2012	60,675	60,675

In addition to the purchases made pursuant to the 2011 Repurchase Program, Company also repurchased 1,570,000 ordinary shares held by Sun Yip Industrial Company Limited, an entity controlled by Mr. Sze-To, pursuant to a purchase agreement on December 1, 2011 at a price of U.S.$7.5 per share or approximately U.S.$11.8 million in cash, which shares were cancelled.

Further, pursuant to the mandatory redemption terms of an escrow agreement (as amended on December 16, 2011), a total of 806,293 ordinary shares held in escrow on account of our initial shareholders were automatically repurchased by us at the close of business on March 16, 2012 for an aggregate consideration of U.S.$0.01, which redeemed shares were likewise cancelled.